FINANCIAL INSTRUMENTS AND RISKS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial asset	R$ 24,524.8	R$ 23,590.9
Financial liability	32,959.9	34,747.6
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	29,133.1	30,624.2
Financial liabilities at amortised cost, category [member] | Trade payable [member]
IfrsStatementLineItems [Line Items]
Financial liability	23,502.4	24,837.9
Financial liabilities at amortised cost, category [member] | Interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,501.1	3,770.7
Financial liabilities at amortised cost, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	2,129.6	2,015.6
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,826.8	4,123.4
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	272.6	333.7
Financial liabilities at fair value through profit or loss, category [member] | Put option granted on subsidiary [member]
IfrsStatementLineItems [Line Items]
Financial liability	2,791.1	3,060.3
Financial liabilities at fair value through profit or loss, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial liability	763.1	729.4
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	23,867.9	22,862.6
Financial assets at amortised cost, category [member] | Financial asset, cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial asset	16,059.0	14,852.1
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset	7,566.7	7,791.4
Financial assets at amortised cost, category [member] | Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	242.2	219.1
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	656.9	728.3
Financial assets at fair value through profit or loss, category [member] | Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	277.2	454.5
Financial assets at fair value through profit or loss, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial asset	R$ 379.7	R$ 273.8